JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 5.2%
Boeing Co. (The)	13,958	$ 5,310,600
United Technologies Corp.	30,003	4,096,010
		9,406,610
Banks — 6.3%
JPMorgan Chase & Co.	49,603	5,837,777
PNC Financial Services Group, Inc. (The)	38,685	5,422,090
		11,259,867
Chemicals — 1.6%
Linde PLC (United Kingdom)	15,012	2,908,125
Consumer Finance — 2.1%
SLM Corp.	425,950	3,759,009
Electric Utilities — 5.1%
American Electric Power Co., Inc.	80,136	7,507,942
Exelon Corp.	32,991	1,593,795
		9,101,737
Energy Equipment & Services — 0.9%
Schlumberger Ltd.	45,572	1,557,195
Entertainment — 4.2%
Netflix, Inc.*	11,153	2,984,766
Walt Disney Co. (The)	34,912	4,549,732
		7,534,498
Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	13,126	2,902,552
Food & Staples Retailing — 3.5%
Walmart, Inc.	53,545	6,354,721
Food Products — 3.0%
Mondelez International, Inc. (Class A Stock)	96,583	5,342,972
Health Care Equipment & Supplies — 2.3%
Zimmer Biomet Holdings, Inc.	29,451	4,042,739
Insurance — 2.6%
MetLife, Inc.	98,750	4,657,050
Interactive Media & Services — 6.4%
Alphabet, Inc. (Class A Stock)*	4,443	5,425,525
Facebook, Inc. (Class A Stock)*	23,776	4,234,030
Tencent Holdings Ltd. (China), ADR	44,069	1,834,593
		11,494,148
Internet & Direct Marketing Retail — 5.5%
Alibaba Group Holding Ltd. (China), ADR*	26,136	4,370,723
Amazon.com, Inc.*	3,156	5,478,532
		9,849,255
IT Services — 7.7%
Adyen NV (Netherlands), 144A*	6,057	3,988,388
FleetCor Technologies, Inc.*	14,462	4,147,412
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Mastercard, Inc. (Class A Stock)	20,905	$ 5,677,171
		13,812,971
Life Sciences Tools & Services — 1.7%
Illumina, Inc.*	10,044	3,055,586
Media — 2.9%
Comcast Corp. (Class A Stock)	113,932	5,136,055
Oil, Gas & Consumable Fuels — 2.9%
Noble Energy, Inc.(a)	80,609	1,810,478
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	58,271	3,429,248
		5,239,726
Pharmaceuticals — 5.7%
AstraZeneca PLC (United Kingdom), ADR	116,065	5,173,017
Eli Lilly & Co.	22,408	2,505,887
Pfizer, Inc.	70,523	2,533,891
		10,212,795
Semiconductors & Semiconductor Equipment — 7.3%
NVIDIA Corp.	24,835	4,323,028
QUALCOMM, Inc.	51,142	3,901,112
Texas Instruments, Inc.	38,501	4,975,869
		13,200,009
Software — 10.7%
Adobe, Inc.*	15,694	4,335,468
Microsoft Corp.	76,009	10,567,531
salesforce.com, Inc.*	28,987	4,302,830
		19,205,829
Specialty Retail — 1.0%
Lowe’s Cos., Inc.	17,075	1,877,567
Technology Hardware, Storage & Peripherals — 3.0%
Apple, Inc.	24,216	5,423,657
Textiles, Apparel & Luxury Goods — 5.0%
Lululemon Athletica, Inc.*	26,338	5,070,855
NIKE, Inc. (Class B Stock)	42,196	3,963,048
		9,033,903

Total Long-Term Investments (cost $126,298,481)		176,368,576
Short-Term Investments — 4.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	3,308,557	3,308,557
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JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $5,039,343; includes $5,032,473 of cash collateral for securities on loan)(b)(w)	5,039,109	$ 5,039,612

Total Short-Term Investments (cost $8,347,900)		8,348,169

TOTAL INVESTMENTS—102.8% (cost $134,646,381)		184,716,745

Liabilities in excess of other assets — (2.8)%		(5,055,686)

Net Assets — 100.0%		$ 179,661,059

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,901,975; cash collateral of $5,032,473 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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